Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options	Our stock option activity for the years ended December 31 was as follows:

	2023		2022		2021
	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $
Outstanding, beginning of year	5,963,185	2.91	5,334,420	3.53	3,764,055	4.08
Granted	2,145,400	2.23	1,005,000	2.04	1,832,500	2.99
Forfeited	(280,288)	2.86	(62,962)	3.83	(110,612)	6.21
Expired	(314,573)	4.17	(304,940)	10.80	(28,364)	37.63
Exercised	(450,391)	1.74	(8,333)	1.45	(123,159)	1.94
Outstanding, end of year	7,063,333	2.72	5,963,185	2.91	5,334,420	3.53
Exercisable, end of year	5,039,604	2.85	4,420,482	3.01	3,165,679	3.82

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2023:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$1.14 - $2.00	2,015,400	3.7	1.75	1,082,629	1.61
$2.01 - $2.70	1,260,664	2.4	2.25	1,063,990	2.23
$2.71 - $3.11	978,033	4.1	2.78	364,165	2.80
$3.12 - $4.00	2,665,769	1.5	3.32	2,385,353	3.30
$4.01 - $16.53	143,467	0.5	9.20	143,467	9.20
	7,063,333	2.6	2.72	5,039,604	2.85

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2023:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$1.14 - $2.00	2,015,400	3.7	1.75	1,082,629	1.61
$2.01 - $2.70	1,260,664	2.4	2.25	1,063,990	2.23
$2.71 - $3.11	978,033	4.1	2.78	364,165	2.80
$3.12 - $4.00	2,665,769	1.5	3.32	2,385,353	3.30
$4.01 - $16.53	143,467	0.5	9.20	143,467	9.20
	7,063,333	2.6	2.72	5,039,604	2.85

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options granted during the years ended December 31 were determined using the following weighted average assumptions:

	2023	2022	2021
Risk-free interest rate	4.1%	3.4%	0.7%
Expected life	3.0 years	3.0 years	3.0 years
Expected volatility	72.0%	96.0%	110.5%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.12	$1.24	$1.99

Schedule of number of other equity instruments	Our share award activity for the years ended December 31 was as follows:

	2023	2022	2021
Outstanding, beginning of year	—	40,560	134,618
Granted	403,200	—	—
Forfeited	(4,760)	—	—
Released	—	(40,560)	(94,058)
Outstanding, end of year	398,440	—	40,560
(1) The weighted average fair value of the RSAs granted was $2.23in 2023.

Schedule of compensation warrants weighted average assumptions	We used the following weighted average assumptions:

Underlying share price	US$2.28
Risk-free interest rate	3.8%
Expected life	5.0 years
Expected volatility	36.5%
Expected dividend yield	Nil
Weighted average fair value of options	US$0.88